Cover	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2023
Entity File Number	000-21272
Entity Registrant Name	SANMINA CORPORATION
Entity Central Index Key	0000897723
Entity Tax Identification Number	77-0228183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2700 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	964-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SANM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false